Property Plant and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 645,095	$ 620,940
Mineral reserves and interests	430,884	421,820
Buildings	116,332	111,796
Machinery and equipment	2,511,222	2,407,045
Construction in progress	109,054	127,091
Gross property, plant and equipment	3,812,587	3,688,692
Less allowances for depreciation, depletion and amortization	(2,059,346)	(1,914,401)
Net property, plant and equipment	$ 1,753,241	$ 1,774,291